Condensed statements of comprehensive income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Change in foreign currency translation, tax	$ 0	$ 0	$ 0
Gain on derivative instruments, tax	$ 0	$ 0	$ 768